Other Assets, Net (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Other Assets, Net

7. OTHER ASSETS, NET
The following is a summary of Other Assets, Net as of June 30, 2019 and December 31, 2018, excluding amounts related to assets classified as held for sale (in thousands):

	June 30, 2019	December 31, 2018
Other assets, net:
Deferred leasing commissions and costs	$35,518	$32,957
Deferred financing expenses	13,971	13,971
Office equipment, ROU assets, and other	18,016	14,315
Total depreciable and amortizable assets	67,505	61,243
Accumulated depreciation and amortization	(28,603)	(24,382)
Net depreciable and amortizable assets	38,902	36,861
Accounts receivable, net	50,681	56,104
Deferred rent receivable, net	25,778	21,261
Derivative asset	5,324	29,708
Investment in affiliates	700	700
Prepaids and other	9,716	8,442
Total other assets, net	$131,101	$153,076

8. OTHER ASSETS, NET
The following is a summary of Other Assets, Net outstanding as of December 31, 2018 and 2017, excluding amounts related to assets classified as held for sale (in thousands):

	2018	2017
Other assets, net:
Deferred leasing commissions and costs	$32,957	$29,055
Deferred financing expenses	13,971	13,971
Office equipment, including capital lease assets, and other	14,315	10,308
Total depreciable and amortizable assets	61,243	53,334
Accumulated depreciation and amortization	(24,382)	(17,121)
Net depreciable and amortizable assets	36,861	36,213
Accounts receivable, net	56,104	41,211
Deferred rent receivable, net	21,261	18,201
Derivative asset	29,708	16,496
Investment in affiliates	700	902
Other	8,442	5,425
Total other assets, net	$153,076	$118,448